Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Trucking operating revenue	$ 8,235,295		$ 10,212,227
CNG operating revenue	414,609	622,073	1,111,629	1,692,787
Total operating revenue	8,649,904	622,073	11,323,856	1,692,787	$ 2,096,903	$ 482,895
Operating income (loss)
Total operating loss					(9,232,187)	(2,862,249)
Depreciation and amortization
Total depreciation and amortization	100,008	148,353	509,610	499,639	$ 711,076	$ 210,892
Segment Reporting [Member]
Operating revenue
Trucking operating revenue	8,235,295		10,212,227
CNG operating revenue	414,609	622,073	1,111,629	1,692,787
Total operating revenue	8,649,904	622,073	11,323,856	1,692,787
Operating income (loss)
Trucking	(775,657)		(1,073,125)
CNG	251,510	(878,914)	(464,475)	(1,674,897)
Total operating loss	(1,027,167)	(878,914)	(1,537,600)	(1,674,897)
Depreciation and amortization
Trucking	14,037		18,716
CNG	85,971	148,353	490,894	499,639
Total depreciation and amortization	$ 100,008	$ 148,353	$ 509,610	$ 499,639